Basic and Diluted Net Loss per Share - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Dividends, common stock	$ 0	$ 0
Common Class A Redeemable Stock
Shares subject to redemption (in shares)	165,133	199,914